COLLECTIVE EMPLOYMENT AGREEMENT (Details) - ILS (₪) ₪ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2016
Disclosure of collective employment agreement [Abstract]
Onetime expense in employment agreement	₪ 35
Period of collective employment agreement		Period of three years (2016-2018) and an economic chapter that is valid for the years 2017 and 2018.